Schedule of maturities of lease liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Lease
2026		¥ 566
2027		566
Total undiscounted lease payments		1,132
Less: imputed interest		32
Total lease liabilities		1,100
Amounts due within 12 months	$ 77	542	¥ 272
Non-current lease liability	$ 80	¥ 558